Temporary Equity and Stockholders' Deficiency - Summary of Warrants Activity (Details) (10-K) - Warrants [Member] - USD ($)		9 Months Ended	12 Months Ended
	Jul. 23, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Warrants Outstanding Beginning		566,742	1,229,630	1,465,296
Number of Shares, Warrants Issued		7,653,276
Number of Shares, Warrants exercised
Number of Shares, Warrants cancelled	364,639		(364,639)
Number of Shares, Warrants Expired		(158,791)	(298,249)	(235,666)
Number of Shares, Warrants Outstanding Ending		8,061,227	566,742	1,229,630
Number of Shares, Warrants Exercisable Ending		8,061,227	566,742
Weighted Average Exercise Price Outstanding Beginning		$ 2.11	$ 2.15	$ 2.15
Weighted Average Exercise Price Per Share Warrants Issued		0.34
Weighted Average Exercise Price Per Share Warrants exercised
Weighted Average Exercise Price Per Share Warrants cancelled			2.12
Weighted Average Exercise Price Per Share Warrants expired		0.84	2.26	2.30
Weighted Average Exercise Price Outstanding Ending		0.43	2.11	$ 2.15
Weighted Average Exercise Price Per Share Exercisable Ending		$ 0.43	$ 2.11
Weighted Average Remaining Contractual Life Warrants Outstanding Ending		10 months 25 days	1 year 2 months 12 days
Weighted Average Remaining Contractual Life Warrants Exercisable		10 months 25 days	1 year 2 months 12 days
Intrinsic Value Outstanding Ending
Intrinsic Value Exercisable Ending